Summary of Significant Accounting Policies: (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment	$ 66,770	$ 54,943	$ 0
Accumulated depreciation	(5,984)	(1,325)	0
Property and equipment, net	$ 60,786	$ 53,618	$ 0